Discontinuued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUUED OPERATIONS

Note 4 — DISCONTINUUED OPERATIONS

On November 30, 2020, the Group sold all its equity interests in its subsidiary- Hong Kong Xibolun Technology Co., Ltd. (“Hebron HK”) to Wise Metro Development Co., Ltd. (an entity owned by the Group’s chief executive officer and another officer) for cash consideration of approximately $15.0 million (RMB 98.3 million), which was fully collected subsequently on April 9, 2021. The disposition resulted in a gain from disposition of $136,050 for the year ended December 31, 2020. The discontinued equipment and engineering business represent a strategic shift that has a significant effect on the Group’s operations and financial results, which trigger discontinued operations accounting in accordance with FASB ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities of discontinued operations, while results of operations related to the discontinued operations, including comparatives, were reported as income (loss) from discontinued operations. The results of discontinued operations for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the Year Ended December 31,	For the Year Ended December 31,	For the Year Ended December 31,
	2020	2019	2018
REVENUE
Installation service	$876,972	$10,490,191	$17,297,212
Fluid equipment sales	3,344,328	8,087,399	7,992,848
	4,221,300	18,577,590	25,290,060

COST OF REVENUE
Cost of revenue	(3,439,279)	(12,882,094)	(17,458,252)
Business and sales related taxes	(22,759)	(144,907)	(253,856)
GROSS PROFIT	759,262	5,550,589	7,577,952

OPERATING EXPENSES:
General and administrative expenses	1,226,966	1,484,200	2,127,288
Selling and marketing expenses	161,389	891,632	1,337,321
Bad debt expenses	22,376,509	2,079,837	6,990,348
Research and development expenses	-	337,480	358,411
Total operating expenses	23,764,864	4,793,149	10,813,368

(LOSS) INCOME FROM OPERATIONS	(23,005,602)	757,440	(3,235,416)

OTHER INCOME (EXPENSES)
Other expenses, net	72,170	1,253,778	(426,585)
Interest (expenses)	(59,517)	(158,119)	(208,306)
(Loss) income from investments	(90,541)	153,554	168,534
Total other (expense), net	(77,888)	1,249,213	(466,357)

(Loss) income (Loss) before income taxes	(23,083,490)	2,006,653	(3,701,773)
Income tax expense (benefit)	23,576	498,330	(651,052)

Net loss from discontinued operations	$(23,107,066)	$1,508,323	$(3,050,721)

The carrying amounts of major classes of assets and liabilities from discontinued operations in the consolidated balance sheets as of December 31, 2019 are as follow:

	December 31, 2019
CURRENT ASSETS:	$
Cash and cash equivalents		696,157
Restricted cash		934,656
Contracts receivable, net		30,120,533
Accounts receivable, net		1,791,493
Bank acceptance notes receivable		22,660
Inventories		635,989
Other receivables, net		415,496
Prepaid expenses and other current assets		2,368,795
TOTAL CURRENT ASSETS OF DISCONTINUED OPERATIONS		$36,985,779

Property and equipment at cost, net of accumulated depreciation		$11,602,316
Intangible asset, net		934,914
Retainage receivables, net		2,408,070
Operating lease right-of-use assets, net		1,412,907
Rent and other deposits		82,517
Equity investments		3,207,644
Deferred tax assets, net		1,988,133
TOTAL NON-CURRENT ASSETS OF DISCONTINUED OPERATIONS		$21,636,501

CURRENT LIABILITIES:
Short-term loans		$861,846
Bank acceptance notes Payable		929,148
Accounts payable		2,162,016
Accrued expenses and other current liabilities		3,050,980
Operating lease liabilities		50,424
Advances from customers		1,282,276
Taxes payable		10,777,326
Due to Nisun International		9,201,432
TOTAL CURRENT LIABILITIES OF DISCONTINUED OPERATIONS		$28,472,022

Loan payable – long-term		54,726
Operating lease liabilities - non-current		1,401,908
TOTAL NON-CURRENT LIABILITIES OF DISCONTINUED OPERATIONS		1,456,634